Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 13, 2015
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
Supplement [Text Block]	cik0000899148_SupplementTextBlock
Rydex Series Funds
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX SERIES FUNDS

U.S. Government Money Market Fund

Supplement dated November 13, 2015 to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) for the U.S. Government Money Market Fund.

This supplement provides new and additional information beyond that contained in the Prospectus and SAI for the U.S. Government Money Market Fund and should be read in conjunction with the Prospectus and SAI.

On November 11, 2015, the Board of Trustees of Rydex Series Funds (the “Trust”) approved a change to the principal investment strategies of the Trust’s U.S. Government Money Market Fund (the “Fund”) to permit the Fund to invest in floating rate securities to a greater extent. Therefore, effective immediately, the following changes apply:

U.S. Government Money Market Fund
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•	Under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section of the Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, including those with floating or variable rates of interest, and enters into repurchase agreements collateralized fully by U.S. government securities. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund also may invest in other securities that are determined to be “Eligible Securities” as defined in Rule 2a-7 of the Investment Company Act of 1940 (the “1940 Act”), including, but not limited to Eurodollar Time Deposits, securities issued by the International Bank for Reconstruction and Development (also known as The World Bank), and high-quality commercial paper certificates of deposit, and short-term corporate bonds. The Fund operates in compliance with U.S. Securities and Exchange Commission rules, including Rule 2a-7, which impose certain liquidity, maturity and diversification requirements on all registered money market funds. All securities purchased by the Fund must be found by the Advisor to represent minimal credit risk and be of eligible quality.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•	Under the heading “Principal Risks” in the Fund’s “Fund Summary” section of the Prospectus, the following risks are added to or replace, as appropriate, the Fund’s current risk disclosures:

FLOATING AND VAIABLE RATE SECURITIES RISK-Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

INTEREST RATE RISK-The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.